As filed with the Securities and Exchange Commission on May 30, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number [811-05037]

[Professionally Managed Portfolios]
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 East Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2012

Item 1. Schedule of Investments.

Winslow Green Growth Fund
Schedule of Investments
March 31, 2012 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 95.1%
Clean Energy - 5.9%
232,864	Hexcel Corp. (a)	$5,591,065
620,500	Protonex Technology Corp. (a)(b)(c)	–
133,508	Rogers Corp. (a)	5,173,435
		10,764,500
Enviromental Services - 12.9%
113,400	Clean Harbors, Inc. (a)	7,635,222
53,232	Stericycle, Inc. (a)	4,452,324
103,596	Tennant Co.	4,558,224
145,311	Verisk Analytics, Inc. (a)	6,825,258
		23,471,028
Green Construction - 11.3%
159,773	A.O. Smith Corp.	7,181,796
104,286	Acuity Brands, Inc.	6,552,290
60,144	CLARCOR, Inc.	2,952,469
218,659	Quanex Building Products Corp.	3,854,958
		20,541,513
Green Transportation - 13.7%
53,799	BorgWarner, Inc. (a)	4,537,408
122,404	Hub Group, Inc. (a)	4,410,216
50,349	J.B. Hunt Transport Services, Inc.	2,737,475
238,956	LKQ Corp. (a)	7,448,259
78,547	Wabtec Corp.	5,920,087
		25,053,445
Resource Efficiency - 22.2%
69,245	ANSYS, Inc. (a)	4,502,310
326,655	Applied Micro Circuits Corp. (a)	2,266,986
42,234	athenahealth, Inc. (a)	3,130,384
143,656	ClickSoftware Technologies Ltd.	1,821,558
50,919	Concur Technologies, Inc. (a)	2,921,732
25,553	Gardner Denver, Inc.	1,610,350
51,941	Middleby Corp. (a)	5,255,390
125,423	Rockwood Holdings, Inc. (a)	6,540,809
145,449	Trimble Navigation Ltd. (a)	7,915,335
132,262	Volterra Semiconductor Corp. (a)	4,551,797
		40,516,651
Sustainable Living - 19.7%
99,481	Balchem Corp.	3,009,300
384,356	Bruker Corp. (a)	5,884,490
99,816	Church & Dwight Co., Inc.	4,909,949
55,078	Hain Celestial Group, Inc. (a)	2,412,967
27,051	Mettler-Toledo International, Inc. (a)	4,997,672
29	OM Foods Ltd. (a)(c)	–
125,184	Sodastream International Limited (a)	4,216,197
165,837	United Natural Foods, Inc. (a)	7,737,955
101,427	Volcano Corp. (a)	2,875,456
		36,043,986
Water Management - 9.4%
802,044	Energy Recovery, Inc. (a)	1,844,701
68,902	Lindsay Corp.	4,566,136
46,208	Pall Corp.	2,755,383
116,994	Pentair, Inc.	5,570,084
20,484	Valmont Industries, Inc.	2,405,026
		17,141,330
Total Common Stocks (Cost $146,437,586)		173,532,453

Warrants - 0.0%
428,346	Capstone Turbine, Expires 9/17/2013 at $1.54 (a)(b)(c)	–
Total Warrants (Cost $0)		–

Short-Term Investments - 4.1%
7,410,270	DWS Cash Account Trust - Government & Agency Securities Portfolio, 0.03% (d)	7,410,270
Total Short-Term Investments (Cost $7,410,270)		7,410,270

Total Investments - 99.2% (Cost $153,847,856)		180,942,723
Other Assets in Excess of Liabilities - 0.8%		1,517,996
NET ASSETS - 100.0%		$182,460,719

(a)	Non-income producing security.
(b)	These securities are illiquid. As of March 31, 2012, the total market value of illiquid securities was $0 or 0.0% of net assets.
(c)	Security is fair valued under the supervision of the Board of Trustees.
(d)	Annualized seven-day yield as of March 31, 2012.

The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows+:

Cost of investments	$154,307,337
Gross unrealized appreciation	32,533,274
Gross unrealized depreciation	(5,897,888)
Net unrealized appreciation	$26,635,386

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at March 31, 2012 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2012:

	Level 1	Level 2	Level 3	Total

Common Stocks ^	$173,532,453	$-	$0	$173,532,453

Warrants	$-	$0	$-	$0

Short-Term Investments	$7,410,270	$-	$-	$7,410,270
Total Investments in Securities	$180,942,723	$0	$0	$180,942,723

^ See Schedule of Investments for industry breakouts.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title  /s/ Eric W. Falkeis
                                                 Eric W. Falkeis, President

Date    May 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric W. Falkeis
                                                   Eric W. Falkeis, President

Date  May 21, 2012

By (Signature and Title)* /s/ Patrick J. Rudnick
                                                    Patrick J. Rudnick, Treasurer

Date  May 24, 2012

●	Print the name and title of each signing officer under his or her signature.

Winslow Green Growth Fund 3.31.12  N-Q